Commitments and Contingencies - Mandatory Convertible Preferred Share Dividends (Details) - Series A Preferred Stock [Member] - $ / shares		1 Months Ended
	Feb. 07, 2022	Oct. 31, 2021	Jul. 31, 2021
Dividends Payable [Line Items]
Preferred Stock, Dividends Per Share, Declared		$ 1.3125	$ 1.12
Subsequent Event
Dividends Payable [Line Items]
Preferred Stock, Dividends Per Share, Declared	$ 1.3125